Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 214,982,308
Previously Paid Amount	0
Total Fee Amount	29,689.06
Total Offset Amount	29,689.06
Net Fee	$ 0
Combined Prospectus Table N/A	N/A